Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 21, 2016 to

PROSPECTUS DATED March 1, 2016

CLASS I SHARES: Effective March 1, 2017 for all Funds in the Prospectus listed above, Class I Shares will no longer be offered to new shareholders of a Fund and may only be purchased by existing Class I shareholders in a Fund.

RUSSELL U.S. DEFENSIVE EQUITY FUND RISK/RETURN SUMMARY:

(i)	The following replaces the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell U.S. Defensive Equity Fund in the Prospectus listed above:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund employs a defensive style of investing. Defensive style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability. The Fund’s investment strategy is designed to provide returns that are less volatile than those of the broad U.S. large and medium capitalization equity market. The Fund may employ a limited long-short strategy (also referred to as a 115/15 or 130/30 strategy) pursuant to which it sells securities short. Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s liquidity reserves. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

(ii)	The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Russell U.S. Defensive Equity Fund in the Prospectus listed above:

•
Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund’s return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

Russell U.S. Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 21, 2016 to

PROSPECTUS DATED March 1, 2016

CLASS I SHARES: Effective March 1, 2017 for all Funds in the Prospectus listed above, Class I Shares will no longer be offered to new shareholders of a Fund and may only be purchased by existing Class I shareholders in a Fund.

Russell U.S. Defensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 21, 2016 to

PROSPECTUS DATED March 1, 2016

CLASS I SHARES: Effective March 1, 2017 for all Funds in the Prospectus listed above, Class I Shares will no longer be offered to new shareholders of a Fund and may only be purchased by existing Class I shareholders in a Fund.

RUSSELL U.S. DEFENSIVE EQUITY FUND RISK/RETURN SUMMARY:

(i)	The following replaces the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell U.S. Defensive Equity Fund in the Prospectus listed above:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund employs a defensive style of investing. Defensive style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability. The Fund’s investment strategy is designed to provide returns that are less volatile than those of the broad U.S. large and medium capitalization equity market. The Fund may employ a limited long-short strategy (also referred to as a 115/15 or 130/30 strategy) pursuant to which it sells securities short. Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s liquidity reserves. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

(ii)	The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Russell U.S. Defensive Equity Fund in the Prospectus listed above:

•
Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund’s return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

Russell U.S. Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 21, 2016 to

PROSPECTUS DATED March 1, 2016

CLASS I SHARES: Effective March 1, 2017 for all Funds in the Prospectus listed above, Class I Shares will no longer be offered to new shareholders of a Fund and may only be purchased by existing Class I shareholders in a Fund.

Russell U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 21, 2016 to

PROSPECTUS DATED March 1, 2016

CLASS I SHARES: Effective March 1, 2017 for all Funds in the Prospectus listed above, Class I Shares will no longer be offered to new shareholders of a Fund and may only be purchased by existing Class I shareholders in a Fund.

Russell International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 21, 2016 to

PROSPECTUS DATED March 1, 2016

CLASS I SHARES: Effective March 1, 2017 for all Funds in the Prospectus listed above, Class I Shares will no longer be offered to new shareholders of a Fund and may only be purchased by existing Class I shareholders in a Fund.

Russell Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 21, 2016 to

PROSPECTUS DATED March 1, 2016

CLASS I SHARES: Effective March 1, 2017 for all Funds in the Prospectus listed above, Class I Shares will no longer be offered to new shareholders of a Fund and may only be purchased by existing Class I shareholders in a Fund.

Russell Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 21, 2016 to

PROSPECTUS DATED March 1, 2016

CLASS I SHARES: Effective March 1, 2017 for all Funds in the Prospectus listed above, Class I Shares will no longer be offered to new shareholders of a Fund and may only be purchased by existing Class I shareholders in a Fund.